Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	1.77825%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,726,330.65

Principal:
Principal Collections	$16,138,736.64
Prepayments in Full	$7,202,535.06
Liquidation Proceeds	$355,154.76
Recoveries	$53,046.75
Sub Total	$23,749,473.21
Collections	$25,475,803.86

Purchase Amounts:
Purchase Amounts Related to Principal	$72,172.02
Purchase Amounts Related to Interest	$540.15
Sub Total	$72,712.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,548,516.03

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,548,516.03
Servicing Fee	$557,757.29	$557,757.29	$0.00	$0.00	$24,990,758.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,990,758.74
Interest - Class A-2a Notes	$195,004.27	$195,004.27	$0.00	$0.00	$24,795,754.47
Interest - Class A-2b Notes	$38,340.26	$38,340.26	$0.00	$0.00	$24,757,414.21
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$23,901,514.21
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$23,611,453.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,611,453.88
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$23,518,556.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,518,556.05
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$23,454,002.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,454,002.72
Regular Principal Payment	$21,291,034.64	$21,291,034.64	$0.00	$0.00	$2,162,968.08
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,162,968.08
Residual Released to Depositor	$0.00	$2,162,968.08	$0.00	$0.00	$0.00
Total		$25,548,516.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,291,034.64
Total					$21,291,034.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,613,425.40	$56.78	$195,004.27	$0.71	$15,808,429.67	$57.49
Class A-2b Notes	$5,677,609.24	$56.78	$38,340.26	$0.38	$5,715,949.50	$57.16
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$21,291,034.64	$20.23	$1,536,756.02	$1.46	$22,827,790.66	$21.69

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$79,055,785.78	0.2874756	$63,442,360.38	0.2306995
Class A-2b Notes	$28,747,558.47	0.2874756	$23,069,949.23	0.2306995
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$580,413,344.25	0.5514040	$559,122,309.61	0.5311771

Pool Information
Weighted Average APR	3.167%	3.156%
Weighted Average Remaining Term	44.64	43.78
Number of Receivables Outstanding	30,533	30,031
Pool Balance	$669,308,747.76	$645,099,839.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$608,874,127.78	$587,219,959.52
Pool Factor	0.5762458	0.5554029

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$57,879,880.24
Targeted Overcollateralization Amount	$85,977,530.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,977,530.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$440,309.52
(Recoveries)		49	$53,046.75
Net Loss for Current Collection Period			$387,262.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6943%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4598%
Second Prior Collection Period			0.4117%
Prior Collection Period			0.7010%
Current Collection Period			0.7071%
Four Month Average (Current and Prior Three Collection Periods)			0.5699%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1095	$5,449,828.22
(Cumulative Recoveries)			$621,608.48
Cumulative Net Loss for All Collection Periods			$4,828,219.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4157%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,977.01
Average Net Loss for Receivables that have experienced a Realized Loss			$4,409.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	250	$6,526,013.39
61-90 Days Delinquent	0.14%	32	$883,389.93
91-120 Days Delinquent	0.04%	13	$227,652.14
Over 120 Days Delinquent	0.05%	11	$309,955.65
Total Delinquent Receivables	1.23%	306	$7,947,011.11

Repossession Inventory:
Repossessed in the Current Collection Period		18	$462,888.38
Total Repossessed Inventory		35	$881,674.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1544%
Prior Collection Period			0.2162%
Current Collection Period			0.1865%
Three Month Average			0.1857%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2203%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer